Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Significant Accounting Policies
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The Consolidated Financial Statements of the Company have been prepared on the basis of generally accepted accounting principles in the United States (“GAAP”). The preparation of Consolidated Financial Statements in conformity with GAAP requires management to make estimates and assumptions that affect amounts reported in the Consolidated Financial Statements. Actual results could differ from those estimates. All amounts presented in the footnotes are in thousands, except share and per share amounts.

Pursuant to the Business Combination Agreement, the merger between Merger Sub and Legacy Solid Power was accounted for as a reverse recapitalization in accordance with U.S. GAAP (the “Reverse Recapitalization”). Under this method of accounting, DCRC was treated as the “acquired” company and Legacy Solid Power is treated as the acquirer for financial reporting purposes.

Accordingly, for accounting purposes, the Reverse Recapitalization was treated as the equivalent of Legacy Solid Power issuing stock for the net assets of DCRC, accompanied by a recapitalization. The net assets of DCRC are stated at historical cost, with no goodwill or other intangible assets recorded.

The consolidated assets, liabilities, and results of operations prior to the Reverse Recapitalization are those of Legacy Solid Power. The shares and corresponding capital amounts and losses per share, prior to the Business Combination, have been retroactively restated based on the Exchange Ratio (defined below).

The Consolidated Financial Statements include accounts of the Company and its wholly owned subsidiary, Solid Power Operating, Inc. All intercompany balances and transactions have been eliminated in consolidation.

The accompanying Consolidated Financial Statements have been prepared assuming that the Company will continue as a going concern.

Segment Reporting

Segment Reporting

The Company’s Chief Operating Decision Maker (“CODM”) is its Chief Executive Officer. The Company has determined that it operates in one operating segment and one reportable segment, as the CODM reviews financial information presented as a single entity for purposes of making operating decisions, allocating resources, and evaluating financial performance.

Use of Estimates

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of commitments and contingencies at the date of the financial statements as well as reported amounts of expenses during the reporting periods. Estimates made by the Company include, but are not limited to, those related to the valuation of common stock prior to the Business Combination, valuation of stock warrants, and useful lives of long-term assets, among others. The Company bases these estimates on historical experience and on various other assumptions that it believes are reasonable under the circumstances, the results of which form the basis for making judgments about the carrying amounts of assets and liabilities that are not readily apparent from other sources.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents. As of December 31, 2021 and periodically throughout the year, the Company's cash accounts exceeded federally insured limits.

Marketable Securities

Marketable Securities

The Company’s investment policy is consistent with the definition of available-for-sale securities. The Company does not buy and hold securities principally for the purpose of selling them in the near future. The Company’s policy is focused on the preservation of capital, liquidity, and return. From time to time, the Company may sell certain securities, but the objectives are generally not to generate profits on short-term differences in price.

These securities are carried at estimated fair value with unrealized holding gains and losses included in other comprehensive loss in stockholders’ deficit until realized. Gains and losses on marketable security transactions are reported on the specific-identification method. Dividend and interest income are recognized when earned.

Contract Receivables

Contract Receivables

Contract receivables consist of amounts due from government entities and commercial contractors. Included within contract receivables are amounts for work performed but not billed of $310 and $224 as of December 31, 2021 and 2020, respectively. Management considers all contract receivables collectible, and therefore, an allowance for doubtful accounts has not been recorded at December 31, 2021 and 2020.

Credit Risk and Major Customers

Credit Risk and Major Customers

The Company grants credit in the normal course of business to government entities and commercial contractors in the United States. The Company periodically performs credit analyses and monitors the financial condition of its customers to reduce credit risk. The Company performs ongoing credit evaluations of its customers, but generally does not require collateral to support contract receivables.

During the year ended December 31, 2021, four customers accounted for 87% percent of total revenue. Two customers accounted for 58% of total contract receivables at December 31, 2021.

During the year ended December 31, 2020, three customers accounted for 81% percent of total revenue. One customer accounted for 18% percent of total contract receivables at December 31, 2020.

Prepaid Expenses and Other Current Assets

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist primarily of security deposits, prepaid Directors and Officers insurance and other minor miscellaneous expenses paid in advance.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost. The Company capitalizes property and equipment with useful lives exceeding one year. Assets are depreciated over their estimated useful lives. The straight-line method is used for computing depreciation and amortization. Depreciation and amortization expenses are recorded within the Direct costs and Research and development line items in the Consolidated Statements of Operations. Cost of maintenance and repairs are charged to expense when incurred. Construction in progress related to specialized equipment will be reclassified as Property and equipment and depreciated, once placed in service.

Depreciable Life - Years
Commercial production equipment	5 years
Laboratory equipment	5 years
Furniture and fixtures	5-7 years
Computer equipment	3-5 years
Leasehold improvements	Lesser of asset life or lease term

Intangible Assets

Intangible Assets

Intangible assets consist of licenses and costs incurred for pending patents and pending trademarks. Licenses consist of rights to use patents and are amortized over their estimated useful life of 3 to 20 years. Patent and trademark costs are amortized over an estimated useful life upon award by the United States Patent and Trademark Office or expensed if the Company is unsuccessful in securing an issued patent. Intangible assets that are subject to amortization are reviewed for potential impairment whenever events or circumstances indicate that carrying amounts may not be recoverable. Assets not subject to amortization are tested for impairment if events or circumstances indicate an impairment may have occurred at least annually.

Deferred Rent

Deferred Rent

The Company has entered into operating lease agreements for its corporate office and production facility, which contain provisions for future rent increases or periods in which rent payments are reduced. The Company records monthly rent expense equal to the total of the payments due over the lease term, divided by the number of months of the lease term. The difference between rent expense recorded and the amount paid is credited or charged to deferred rent, which is reflected in Other Long-term Liabilities in the accompanying Consolidated Balance Sheets. Deferred rent also includes the unamortized portion of landlord-financed tenant improvement allowances, which are amortized on a straight-line basis over the lease term as a reduction in rent expense.

Stock-based Compensation

Stock-based Compensation

The Company recognizes expenses for employee services received in exchange for stock-based compensation based on the grant date fair value of the awards. The determination of the estimated fair value of stock-based payment awards on the date of grant using the Black-Scholes option-pricing model is affected by the Company’s stock price, as well as assumptions regarding risk-free rate, dividend yield, and the historical volatility of comparable entities. Stock-based compensation is recorded as an expense only for those awards that are expected to vest. Compensation cost is recognized on a straight-line basis over the requisite vesting service period and is allocated ratably within Operating Expenses in the Consolidated Statements of Operations.

Revenue

Revenue

The Company records the elements of its joint development agreements that represent joint operating activities in accordance with Accounting Standards Codification (ASC) Topic 808, Collaborative Arrangements. Accordingly, the elements of the joint development agreements that represent activities in which both parties are active participants and to which both parties are exposed to the significant risks and rewards that are dependent on the commercial success of the activities are recorded as collaborative arrangements. The Company considers the guidance in ASC 606-10-15, Revenue from Contracts with Customers – Scope and Scope Exceptions, in determining the appropriate treatment for the transactions between the Company and its partners and the transactions between the Company and third parties. Generally, the classification of transactions under the joint development agreements is determined based on the nature and contractual terms of the arrangement along with the nature of the operations of the participants. The Company recognizes collaborative revenue from cost contracts on the basis of costs incurred during the period and cost plus fixed-fee contracts on the basis of costs incurred during the period plus the fee earned. Contract costs include all direct labor, subcontract, material, and indirect costs related to the contract performance that are allowable under contract provisions.

Unbilled receivables are included in contract receivables and represent revenue recognized for which billings have not yet been presented to customers. Deferred revenue represents billings in advance of revenue recognized. Deferred revenue as of December 31, 2021 and 2020 was $500 and $38, respectively.

Beneficial Conversion Feature and Embedded Derivatives

Beneficial Conversion Feature and Embedded Derivatives

The beneficial conversion feature (the “BCF”) of a convertible note is normally characterized as the convertible portion or feature of certain notes payable that provide a rate of conversion that is below market value or in-the-money when issued. For convertible debt where the rate of conversion is below market value, the Company records a BCF and related debt discount. When Legacy Solid Power recorded a BCF, the intrinsic value of the BCF was recorded in equity to Additional paid-in capital and the difference between the debt proceeds and the BCF was a debt discount against the face amount of the respective debt instrument and amortized to interest expense over the life of the debt. A separate embedded derivative was recognized as a derivative liability that was subsequently adjusted to fair value at each Consolidated Balance Sheet date.

Embedded derivatives that are required to be bifurcated from the underlying debt instrument (i.e., host) are accounted for and valued as separate financial instruments. Legacy Solid Power evaluated the terms and features of its 2020 convertible promissory notes (as defined below) and identified embedded derivatives requiring bifurcation and accounting at fair value, using the valuation techniques mentioned in the Fair Value Measurements section of this Note, because the economic and contractual characteristics of the embedded derivatives met the criteria for bifurcation and separate accounting due to the instruments containing mandatory redemption features that were not clearly and closely related to the debt host instrument.

Warrant Liabilities

Warrant Liabilities

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480 and ASC 815. Warrants recorded as equity are recorded at their relative fair value determined at the issuance date and remeasurement is not required. Warrants recorded as liabilities are recorded at their fair value, within Warrant Liabilities on the Consolidated Balance Sheets and are remeasured on each reporting date with changes recorded in Change in fair value of warrant liabilities on the Company's Consolidated Statements of Operations.

Fair Value Measurements

Fair Value Measurements

The Company applies fair value accounting for selected financial assets and liabilities measured on a recurring and nonrecurring basis. Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. The accounting guidance ASC Topic 820 Fair Value Measurement established a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, used to determine the fair value of its financial instruments. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Level 1 – inputs include quoted market prices in an active market for identical assets or liabilities.

Level 2 – inputs are market data, other than Level 1, that are observable either directly or indirectly. Level 2 inputs include quoted market prices for similar assets or liabilities, quoted market prices in an inactive market, and other observable information that can be corroborated by market data.

Level 3 – inputs are unobservable and corroborated by little or no market data.

See Note 8- Fair Value Measurement for information about the assumptions that the Company used to measure the fair value for the respective financial assets and liabilities.

Research and development	Research and development Research and development expenditures of approximately $17,102 and $9,594 in 2021 and 2020, respectively, were charged to expense as incurred.
Income Taxes

Income Taxes

The Company recognizes deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the Consolidated Financial Statements or tax returns. Deferred tax liabilities and assets are determined based on the differences between the Consolidated Financial Statements and tax basis of assets and liabilities using the enacted tax rates in effect for the year in which the differences are expected to reverse. The measurement of deferred tax assets is reduced, if necessary, by the amount of any tax benefits that are not expected to be realized based on available evidence. The Company records deferred tax assets and associated valuation allowances, when appropriate, to reflect amounts more likely than not to be realized based upon Company analysis. Please refer to Note 17 – Income Taxes for additional disclosure. The Company's temporary differences result primarily from accruals and reserves, depreciation of property and equipment, stock compensation, deferred rent, and net operating loss (NOL) carryovers.

The Company accounts for any uncertainty in income taxes by recognizing the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The Company measures the tax benefits recognized in the Consolidated Financial Statements from such a position based on the largest benefit that has a greater than 50 percent likelihood of being realized upon ultimate resolution. After evaluating the tax positions taken, none are considered to be uncertain as of December 31, 2021 and 2020. Interest and penalties associated with tax positions are recorded in the period assessed as General and administrative on the Consolidated Statement of Operations. No interest or penalties have been assessed during the years ended December 31, 2021 and 2020.

Net Earnings (Loss) per Share of Common Stock

Net Earnings (Loss) per Share of Common Stock

Basic net earnings (loss) per share is computed by dividing the net loss by the weighted-average number of shares of common stock outstanding during the period. Diluted earnings per share adjusts basic earnings per share for the potentially dilutive impact of stock options and warrants. As the Company has reported net income in 2021, diluted earnings per share reflects any dilutive effect of stock options and warrants but as the Company reported a net loss in 2020, all potentially dilutive securities including options and warrants, are antidilutive and accordingly, basic net loss per share equals diluted loss per share.

Mezzanine Equity

Mezzanine Equity

In accordance with ASC 480, Legacy Solid Power’s Series A-1 Preferred Stock and Series B Preferred Stock (collectively, “Preferred Stock”) prior to the Business Combination were classified as mezzanine equity as the Preferred Stock included redemption features that were not solely within control of Legacy Solid Power.

Immediately prior to the consummation of the Business Combination, 14,069,187 shares of Legacy Solid Power Series A-1 Preferred Stock and 8,777,812 shares of Legacy Solid Power Series B Preferred Stock, which represented all of the then-outstanding shares of Preferred Stock, converted to Legacy Solid Power common stock on a one-to-one basis. At the Closing (as defined below), such shares of Legacy Solid Power common stock were exchanged for shares of Solid Power Common Stock based on the Exchange Ratio.

Upcoming Accounting Pronouncements

Upcoming Accounting Pronouncements

Leases

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), followed by other related ASUs that provided targeted improvements and additional practical expedient options (collectively “ASU 2016-02”). The new standard establishes a right-of-use (“ROU”) model that requires a lessee to recognize a ROU asset and lease liability on the Consolidated Balance Sheet for all leases. Leases will be classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the Consolidated Statements of Operations.

ASU 2016-02 was effective for fiscal years beginning after December 15, 2021. The standard is effective for the Company on January 1, 2022. The Company expects that this standard will have a material effect on its Consolidated Financial Statements. While the Company continues to assess all of the effects of adoption, the Company currently believes the most significant effects relate to (1) the recognition of new ROU assets and lease liabilities on its Consolidated Balance Sheet for its office and equipment operating leases; and (2) the requirement to provide significant new disclosures about its leasing activities. On adoption, the Company currently expects to recognize additional operating liabilities, with corresponding ROU assets of the same amount based on the present value of the remaining minimum rental payments under current leasing standards for existing operating leases.

Financial Instruments

In June 2016, the FASB issued ASU 2016-13, Financial Instruments – Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). This ASU changes the methodology for measuring credit losses on financial instruments and the timing of when such losses are recorded. As the Company completed the Business Combination in late 2021, ASU 2016-13 will be effective for the Company starting fiscal years beginning January 1, 2022. The Company is currently assessing the impact of ASU 2016-13 on its Consolidated Financial Statements. The impact to the Company is expected to be immaterial.

Income taxes

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”), which aims to reduce complexity in accounting standards by improving certain areas of U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) without compromising information provided to users of financial statements. ASU 2019-12 is effective for public entities for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. For all other entities, the standard is effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. As the Company completed the Business Combination in late 2021, ASU 2016-13 will be effective for the Company starting fiscal years beginning January 1, 2022. Early adoption is permitted. The Company is currently evaluating the impact, if any, that the updated standard will have on the consolidated financial statements.